EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Assumptions Used

The following table summarizes the range of assumptions used in the Black-Scholes model for options granted in the years ended December 31, 2016 and 2015. There were no options granted in the year ended December 31, 2017.

	2016	2015
Expected term (in years)	2.82 - 4.32	3.03 - 4.79
Risk free interest rate	3.01%	2.99% - 3.01%
Volatility	25%	25%
Dividend yield	0%	0%

Summary of Outstanding Options

The following table provides the outstanding Options as of December 31, 2017 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	30,006,045	$1.31
Redeemed	(4,047,722)	1.02
Forfeited	(1,538,323)	1.07

Outstanding at December 31, 2017	24,420,000	$1.38	3.5	$10,348

Exercisable at December 31, 2017	19,295,000	$1.34	3.0	$8,959